Stockholders' Equity (Changes in Number of Shares of Common Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Equity [Abstract]
Common stock, shares issued, beginning balance	1,169,773,260	1,044,707,767	1,011,950,206
Issuance of new shares	92,000,000
Exercise of stock acquisition rights	720,500	948,500	134,800
Conversion of zero coupon convertible bonds		124,116,993	32,622,761
Common stock, shares issued, ending balance	1,262,493,760	1,169,773,260	1,044,707,767